Income Tax (Expense)/Benefit - Schedule of Deferred Tax Assets as at the End of the Reporting Period (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Deferred tax assets
Provisions and others			RM 707,852	$ 158,162	RM 707,852
Deferred tax liabilities
Plant and equipment	RM (164,679)	$ (39,093)	(295,010)	(65,917)	(295,010)
Other temporary differences			(104,509)	(23,351)	(104,509)
Presented after appropriate offsetting	2,538,405	602,589	308,333	68,894	308,333
At 24%	RM 609,217	$ 144,621	RM 74,000	$ 16,534	RM 74,000